Restructuring Initiatives (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Restructuring Initiatives [Abstract]
Employee termination costs	¥ 12,397
Restructuring charges included in Non-interest expenses Compensation and benefits	5,314
Restructuring charges recorded in the liability	¥ 7,083